Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 162,465	$ 122,930
Short-term investments	102,847	196,538
Accounts receivable, net	27,533	19,391
Inventories	5,537	12,667
Due from related parties	1,658	1,137
Prepayments and other current assets	16,543	10,236
Total current assets	316,583	362,899
Non-current assets:
Restricted cash	2,983
Long-term investments	26,365	33,638
Deferred tax assets	1,118	5,690
Property and equipment, net	38,770	21,903
Right-of-use assets	8,747	11,819
Intangible assets, net	9,426	9,991
Goodwill	20,382	20,717
Other long-term prepayments and receivables	313	593
Total assets	424,687	455,431
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and its subsidiaries without recourse to the Company of USD 48,276 and USD 45,162 as of December 31, 2018 and 2019, respectively)	24,213	22,629
Due to related parties (including due to related parties of the consolidated VIE and its subsidiaries without recourse to the Company of USD 298 and USD 2 as of December 31, 2018 and 2019, respectively)	5,002	5,234
Contract liabilities and deferred income, current portion (including contract liabilities and deferred income, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 29,794 and USD 31,988 as of December 31, 2018 and 2019, respectively)	31,988	30,295
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2,437 and USD 2,436 as of December 31, 2018 and 2019, respectively)	2,550	2,503
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE and its subsidiaries without recourse to the Company of USD 158,288 and USD 191,406 as of December 31, 2018 and 2019, respectively)	42,840	44,065
Held-for-sale liabilities (including held-for-sale liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of USD 3,309 and nil as of December 31, 2018 and 2019, respectively)		3,309
Lease liabilities, current portion (including lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of nil and USD 4,621 as of December 31, 2018 and 2019, respectively)	4,693
Total current liabilities	111,286	108,035
Non-current liabilities:
Contract liabilities and deferred income, non-current portion (including contract liabilities and deferred income, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 1,850 and USD 1,223 as of December 31, 2018 and 2019, respectively	1,223	1,850
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of USD 1,366 and USD 1,179 as of December 31, 2018 and 2019, respectively)	1,179	1,366
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of nil and USD 11,324 as of December 31, 2018 and 2019, respectively)	11,324
Lease liabilities, non-current portion (including lease liabilities, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of nil and USD 4,073 as of December 31, 2018 and 2019, respectively)	4,132
Total liabilities	129,144	111,251
Commitments and contingencies
Equity
Common shares (368,877,209 shares issued and 336,522,780 shares outstanding as of December 31, 2018; 368,877,205 shares issued and 339,165,241 shares outstanding as of December 31, 2019)	85	84
Additional paid-in-capital	472,052	466,624
Accumulated other comprehensive loss	(13,425)	(12,748)
Statutory reserves	5,132	5,132
Treasury shares (32,354,429 shares and 29,711,964 shares as of December 31, 2018 and 2019, respectively)	7	8
Accumulated deficits	(166,973)	(113,804)
Total Xunlei Limited's shareholders' equity	296,878	345,296
Non-controlling interests	(1,335)	(1,116)
Total liabilities and shareholders' equity	$ 424,687	$ 455,431